Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2015	$ 4,777	$ 35,318	$ 65,782	$ 305	$ (15,712)	$ 90,470
Net income			6,920			6,920
Other comprehensive income (loss), net				(1,296)		(1,296)
Common stock issued to ESOP	25	550				575
Acquisition – Milton Bancorp, Inc. 523,518 shares	524	10,920				11,444
Cash dividends			(3,585)			(3,585)
Balance at Dec. 31, 2016	5,326	46,788	69,117	(991)	(15,712)	104,528
Net income			7,509			7,509
Other comprehensive income (loss), net				113		113
Common stock issued to ESOP	15	413				428
Cash dividends			(3,932)			(3,932)
Common stock issued through dividend reinvestment, 21,383 shares	21	694				715
Balance at Dec. 31, 2017	5,362	47,895	72,694	(878)	(15,712)	109,361
Net income			11,944			11,944
Other comprehensive income (loss), net				(1,084)		(1,084)
Common stock issued to ESOP	7	288				295
Cash dividends			(3,967)			(3,967)
Common stock issued through dividend reinvestment, 21,383 shares	31	1,294				1,325
Balance at Dec. 31, 2018	5,400	49,477	80,844	(2,135)	(15,712)	117,874
Amount reclassified out of accumulated other comprehensive income (loss) per ASU 2018-02			$ 173	$ (173)